CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
OPERATING ACTIVITIES
Net income (loss)	$ 2,638	$ 19,681	$ 26,478	$ 25,155
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	5,012	5,234	10,223	10,516
Equity in losses (earnings) of joint ventures	(3,267)	(6,475)	(14,341)	3,572
Changes in accrued interest income on advances to joint ventures	(50)	(79)	(133)	(157)
Amortization of deferred debt issuance cost	4,119	578	4,642	1,170
Amortization in revenue for above market contract	687	759	1,366	1,664
Expenditure for drydocking	(1,590)	0	(1,590)	0
Changes in accrued interest expense	560	(102)	404	(142)
Receipts from repayment of principal on financing lease	1,228	1,125	2,430	2,226
Unrealized foreign exchange losses (gains)	(19)	(41)	(7)	(68)
Unrealized loss (gain) on derivative instruments	57	21	102	112
Non-cash revenue: tax paid directly by charterer	(224)	(218)	(432)	(423)
Non-cash income tax expense: tax paid directly by charterer	224	218	432	423
Deferred tax expense and provision for tax uncertainty	10,675	940	11,340	834
Issuance of units for Board of Directors' fees	127	0	127	0
Other adjustments	17	120	17	222
Changes in working capital:
Trade receivables	184	764	(4,017)	(3,683)
Inventory	(25)	463	(25)	463
Prepaid expenses and other receivables	(1,439)	(164)	(2,262)	(739)
Trade payables	989	(241)	949	(141)
Amounts due to owners and affiliates	1,174	238	1,022	(291)
Value added and withholding tax liability	(418)	148	(1,031)	(859)
Accrued liabilities and other payables	407	356	1,524	(2,518)
Net cash provided by (used in) operating activities	21,066	23,325	37,218	37,336
INVESTING ACTIVITIES
Expenditure for vessel and other equipment	0	(8)	0	(8)
Net cash provided by (used in) investing activities	0	(8)	0	(8)
FINANCING ACTIVITIES
Proceeds from revolving credit facility due to owners and affiliates	6,000	4,500	6,000	4,500
Repayment of long-term debt	(11,165)	(11,166)	(22,330)	(22,330)
Net proceeds from issuance of common units	0	0	818	0
Net proceeds from issuance of 8.75% Series A Preferred Units	0	0	8,318	2,125
Cash distributions to limited partners and preferred unitholders	(18,956)	(18,714)	(37,912)	(37,428)
Net cash provided by (used in) financing activities	(24,121)	(25,380)	(45,106)	(53,133)
Increase (decrease) in cash, cash equivalents and restricted cash	(3,055)	(2,063)	(7,888)	(15,805)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	49	102	(1)	(1)
Cash, cash equivalents and restricted cash, beginning of period	46,180	45,974	51,063	59,819
Cash, cash equivalents and restricted cash, end of period	$ 43,174	$ 44,013	$ 43,174	$ 44,013